Annual Total Returns [BarChart] - ClearBridge Variable Large Cap Value Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	4.95%
Annual Return 2012	16.50%
Annual Return 2013	32.37%
Annual Return 2014	11.71%
Annual Return 2015	(2.87%)
Annual Return 2016	13.00%
Annual Return 2017	14.84%
Annual Return 2018	(8.87%)
Annual Return 2019	28.88%
Annual Return 2020	5.25%